UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-06083

Name of Registrant: Vanguard Ohio Tax-Free Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: November 30

Date of reporting period: August 31, 2012

Item 1: Schedule of Investments

Vanguard Ohio Tax-Exempt Money Market Fund

Schedule of Investments
As of August 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.8%)
Ohio (98.9%)
Akron OH BAN	1.375%	3/14/13	1,500	1,506
1 Akron OH Bath & Copley Joint Township
Hospital District Revenue (Children's Hospital
Medical Center of Akron) TOB VRDO	0.170%	9/7/12 LOC	4,000	4,000
Akron OH GO	5.250%	12/1/12 (Prere.)	1,215	1,230
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) VRDO	0.170%	9/4/12 LOC	300	300
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) VRDO	0.180%	9/4/12 LOC	130	130
Avon OH BAN	1.000%	6/27/13	3,000	3,016
Avon OH Local School District BAN	1.000%	12/13/12	1,675	1,677
Butler County OH BAN	0.400%	8/1/13	2,000	2,000
Butler County OH GO	4.750%	12/1/12 (Prere.)	4,000	4,085
Cincinnati OH City School District GO	5.000%	12/1/12	1,200	1,214
1 Cincinnati OH City School District GO TOB
VRDO	0.170%	9/7/12	12,290	12,290
1 Cincinnati OH City School District GO TOB
VRDO	0.180%	9/7/12	5,000	5,000
Cleveland OH GO	5.250%	12/1/12 (Prere.)	4,380	4,435
Cleveland OH Water Revenue BAN	1.500%	1/25/13	4,000	4,010
1 Cleveland OH Water Works Revenue TOB
VRDO	0.170%	9/7/12	9,950	9,950
1 Cleveland OH Water Works Revenue TOB
VRDO	0.200%	9/7/12	8,320	8,320
Cleveland OH Water Works Revenue VRDO	0.130%	9/7/12 LOC	2,500	2,500
Cleveland-Cuyahoga County OH Port Authority
Revenue (Carnegie/89th Garage & Service
Center LLC Project) VRDO	0.180%	9/7/12 LOC	2,500	2,500
Cleveland-Cuyahoga County OH Port Authority
Revenue (Cleveland Museum of Art Project)
VRDO	0.150%	9/7/12	2,000	2,000
Cleveland-Cuyahoga County OH Port Authority
Revenue (Cleveland Museum of Art Project)
VRDO	0.180%	9/7/12	7,115	7,115
Cleveland-Cuyahoga County OH Port Authority
Revenue (Cleveland Museum of Art Project)
VRDO	0.180%	9/7/12	5,810	5,810
Cleveland-Cuyahoga County OH Port Authority
Revenue (Euclid Avenue Housing Corp.
Project) VRDO	0.140%	9/7/12 LOC	2,750	2,750
Columbus OH City School District BAN	1.000%	11/30/12	1,325	1,327
Columbus OH GO	5.000%	11/15/12 (Prere.)	1,300	1,313
1 Columbus OH GO TOB VRDO	0.180%	9/7/12	4,360	4,360
Columbus OH GO VRDO	0.160%	9/7/12	3,350	3,350
Columbus OH Regional Airport Authority Airport
Revenue (Oasbo Expanded Asset Program)
VRDO	0.170%	9/7/12 LOC	7,060	7,060

Columbus OH Regional Airport Authority Airport
Revenue (Oasbo Expanded Asset Program)
VRDO	0.170%	9/7/12 LOC	3,100	3,100
Columbus OH Regional Airport Authority Airport
Revenue (Oasbo Expanded Asset Program)
VRDO	0.170%	9/7/12 LOC	6,740	6,740
1 Columbus OH Sewer Revenue TOB VRDO	0.170%	9/7/12	4,960	4,960
Columbus OH Sewer Revenue VRDO	0.160%	9/7/12	5,465	5,465
Columbus OH TAN	2.000%	11/29/12	5,000	5,021
Cuyahoga County OH Economic Development
Revenue (Cleveland Hearing & Speech)
VRDO	0.170%	9/7/12 LOC	4,540	4,540
Cuyahoga County OH Housing Revenue VRDO	0.150%	9/7/12 LOC	6,935	6,935
Cuyahoga County OH Revenue (Cleveland
Clinic Health System Obligated Group) VRDO	0.180%	9/4/12	2,435	2,435
Cuyahoga County OH Revenue (Cleveland
Clinic)	6.000%	7/1/13 (Prere.)	1,155	1,210
Cuyahoga County OH Revenue (Cleveland
Clinic)	6.000%	7/1/13 (Prere.)	3,520	3,688
Cuyahoga County OH Revenue (Cleveland
Clinic)	6.000%	7/1/13 (Prere.)	4,380	4,589
Cuyahoga Falls OH BAN	1.000%	12/6/12	2,000	2,002
Deerfield Township OH BAN	1.250%	11/1/12	2,000	2,002
Delaware OH BAN	1.500%	4/24/13	2,000	2,015
Euclid OH BAN	1.250%	6/13/13	1,570	1,576
Franklin County OH Hospital Facilities Revenue
(Doctors OhioHealth Corp.) VRDO	0.160%	9/7/12 LOC	5,410	5,410
1 Franklin County OH Hospital Facilities Revenue
(Nationwide Children's Hospital Project) TOB
VRDO	0.170%	9/7/12	5,180	5,180
Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.) VRDO	0.160%	9/7/12	3,400	3,400
1 Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.) TOB VRDO	0.170%	9/7/12	8,740	8,740
Franklin County OH Hospital Revenue (Holy
Cross Health System) VRDO	0.140%	9/7/12	2,400	2,400
Franklin County OH Hospital Revenue
(Nationwide Children's Hospital Project)
VRDO	0.150%	9/7/12	11,675	11,675
Green OH BAN	0.750%	6/19/13	1,475	1,479
1 Hamilton County OH Economic Development
Revenue TOB VRDO	0.170%	9/7/12 LOC	2,025	2,025
Hamilton County OH Health Care Facilities
Revenue (The Children's Home of Cincinnati)
VRDO	0.180%	9/7/12 LOC	3,265	3,265
Hamilton County OH Healthcare Revenue (Life
Enriching Communities) VRDO	0.200%	9/7/12 LOC	2,650	2,650
Hamilton County OH Sewer System Revenue	5.000%	12/1/12	1,800	1,822
Hamilton OH BAN	1.250%	10/4/12	2,400	2,401
Hilliard OH GO	5.375%	12/1/12 (Prere.)	1,000	1,013
Independence OH BAN	1.125%	4/19/13	1,400	1,406
Kent OH BAN	1.000%	10/10/12	1,725	1,726
Kent OH BAN	1.375%	10/10/12	1,500	1,501
Lake County OH BAN	1.000%	7/23/13	2,760	2,775
1 Lakewood OH City School District GO TOB
VRDO	0.200%	9/7/12	3,825	3,825

Lancaster Port Authority Ohio Gas Revenue
VRDO	0.180%	9/7/12	22,705	22,705
1 Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) TOB VRDO	0.170%	9/7/12	5,000	5,000
1 Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) TOB VRDO	0.200%	9/7/12	3,000	3,000
1 Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) TOB VRDO	0.300%	9/7/12	10,000	10,000
Lorain County OH Port Authority Educational
Facilities Revenue (St. Ignatius High School
Project) VRDO	0.170%	9/7/12 LOC	1,750	1,750
Lucas County OH BAN	1.000%	7/18/13	2,550	2,564
Mason OH City School District BAN	2.000%	1/31/13	3,000	3,021
Middletown OH Hospital Facilities Revenue
(Atrium Medical Center) VRDO	0.190%	9/7/12 LOC	6,000	6,000
1 Montgomery County OH Revenue (Catholic
Health Initiatives) TOB VRDO	0.170%	9/7/12	3,300	3,300
1 Montgomery County OH Revenue (Catholic
Health Initiatives) TOB VRDO	0.200%	9/7/12	6,970	6,970
1 Montgomery County OH Revenue (Catholic
Health Initiatives) TOB VRDO	0.200%	9/7/12	3,990	3,990
1 Montgomery County OH Revenue (Catholic
Health Initiatives) TOB VRDO	0.240%	9/7/12	2,735	2,735
Montgomery County OH Revenue (Catholic
Health Initiatives) VRDO	0.160%	9/7/12	100	100
Montgomery County OH Revenue (Catholic
Health Initiatives) VRDO	0.190%	9/7/12	9,300	9,300
1 Montgomery County OH Revenue (Miami Valley
Hospital) TOB VRDO	0.180%	9/7/12	7,500	7,500
Montgomery County OH Revenue (Miami Valley
Hospital) VRDO	0.180%	9/4/12	3,800	3,800
Ohio Air Quality Development Authority Pollution
Control Revenue (FirstEnergy Nuclear
Generation Corp. Project) VRDO	0.210%	9/4/12 LOC	1,300	1,300
1 Ohio Air Quality Development Authority
Revenue (Dayton Power & Light Co. Project)
TOB VRDO	0.230%	9/7/12 (13)	13,320	13,320
Ohio Air Quality Development Authority
Revenue (Dayton Power & Light Co. Project)
VRDO	0.180%	9/7/12 LOC	6,500	6,500
Ohio Air Quality Development Authority
Revenue (Ohio Valley Electric Corp. Project)
VRDO	0.150%	9/7/12 LOC	8,350	8,350
Ohio Air Quality Development Authority
Revenue (Ohio Valley Electric Corp. Project)
VRDO	0.160%	9/7/12 LOC	5,000	5,000
Ohio Building Authority Revenue (Adult
Correctional Building)	5.000%	4/1/13	1,795	1,845
Ohio Capital Facilities Lease Appropriation
Revenue	2.000%	4/1/13	1,130	1,141
Ohio Development Assistance & Revitalization
Project BAN	0.350%	5/30/13	11,300	11,300
Ohio GO	5.000%	3/1/13	2,005	2,053
1 Ohio Higher Education GO TOB VRDO	0.170%	9/7/12	17,000	17,000
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project) CP	0.220%	11/7/12	7,000	7,000

Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project) VRDO	0.190%	9/4/12 LOC	6,500	6,500
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project) VRDO	0.210%	9/4/12 LOC	4,600	4,600
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group)	4.000%	1/1/13	2,000	2,024
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group) VRDO	0.170%	9/4/12	5,500	5,500
Ohio Higher Educational Facility Commission
Revenue (Marietta College Project) VRDO	0.190%	9/7/12 LOC	2,985	2,985
Ohio Higher Educational Facility Commission
Revenue (Oberlin College Project) VRDO	0.190%	9/7/12	1,800	1,800
1 Ohio Higher Educational Facility Commission
Revenue (University of Dayton Project) TOB
VRDO	0.170%	9/7/12 LOC	2,435	2,435
1 Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group) TOB VRDO	0.190%	9/4/12	12,435	12,435
1 Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group) TOB VRDO	0.190%	9/4/12	2,425	2,425
1 Ohio Hospital Revenue (University Hospitals
Health System Inc.) TOB VRDO	0.240%	9/7/12 (13)	5,000	5,000
1 Ohio Housing Finance Agency Residential
Mortgage Revenue TOB VRDO	0.220%	9/7/12	1,090	1,090
1 Ohio Housing Finance Agency Residential
Mortgage Revenue TOB VRDO	0.230%	9/7/12	1,875	1,875
Ohio Housing Finance Agency Residential
Mortgage Revenue VRDO	0.160%	9/7/12	5,200	5,200
Ohio Housing Finance Agency Residential
Mortgage Revenue VRDO	0.160%	9/7/12	13,000	13,000
Ohio Housing Finance Agency Residential
Mortgage Revenue VRDO	0.160%	9/7/12	5,000	5,000
Ohio Housing Finance Agency Residential
Mortgage Revenue VRDO	0.170%	9/7/12	13,000	13,000
Ohio Housing Finance Agency Residential
Mortgage Revenue VRDO	0.170%	9/7/12	12,930	12,930
Ohio Housing Finance Agency Residential
Mortgage Revenue VRDO	0.200%	9/7/12	3,340	3,340
Ohio Infrastructure Improvement GO VRDO	0.160%	9/7/12	2,000	2,000
Ohio Major New State Infrastructure Project
Revenue	5.000%	6/15/13	4,960	5,145
Ohio State University General Receipts
Revenue CP	0.180%	10/4/12	8,200	8,200
Ohio State University General Receipts
Revenue CP	0.180%	11/7/12	6,000	6,000
Ohio State University General Receipts
Revenue CP	0.180%	11/7/12	11,045	11,045
1 Ohio Turnpike Commission Turnpike Revenue
TOB VRDO	0.170%	9/7/12	15,480	15,480
Ohio Water Development Authority Pollution
Control Revenue (FirstEnergy Nuclear
Generation Corp. Project) VRDO	0.170%	9/4/12 LOC	7,400	7,400

Ohio Water Development Authority Pollution
Control Revenue (FirstEnergy Nuclear
Generation Corp. Project) VRDO	0.170%	9/7/12 LOC	15,650	15,650
1 Olentangy OH School District GO TOB VRDO	0.170%	9/7/12 LOC	2,850	2,850
Pickerington OH BAN	1.250%	1/30/13	2,600	2,609
South Euclid OH BAN	1.250%	9/26/12	2,500	2,501
Stow OH BAN	1.500%	5/3/13	2,000	2,014
Strongsville OH BAN	1.250%	10/25/12	2,530	2,533
Toledo-Lucas County OH Port Authority Airport
Development Revenue (Flight Safety
International Inc.) VRDO	0.170%	9/7/12	11,450	11,450
University of Cincinnati OH BAN	2.000%	12/13/12	6,900	6,933
University of Cincinnati OH BAN	2.000%	5/9/13	3,400	3,440
Warren OH Health Care Facilities Improvement
Revenue (Otterbein Homes Project) VRDO	0.140%	9/7/12 LOC	5,180	5,180
Warren OH Health Care Facilities Improvement
Revenue (Otterbein Homes Project) VRDO	0.140%	9/7/12 LOC	3,130	3,130
				603,462
Puerto Rico (0.9%)
1 Puerto Rico Sales Tax Financing Corp. Revenue
TOB VRDO	0.170%	9/7/12	5,750	5,750

Total Tax-Exempt Municipal Bonds (Cost $609,212)				609,212
Other Assets and Liabilities-Net (0.2%)				1,227
Net Assets (100%)				610,439

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2012, the aggregate value of these securities was $190,805,000, representing 31.3% of net assets.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:

Ohio Tax-Exempt Money Market Fund

(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corporation.
(13) Berkshire Hathaway Assurance Corporation.
(14) National Public Finance Guarantee Corporation.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At August 31, 2012, 100% of the market value of the fund's investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Vanguard Ohio Long-Term Tax-Exempt Fund

Schedule of Investments
As of August 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.5%)
Ohio (97.9%)
Akron OH Bath & Copley Joint Township
Hospital District Revenue (Children's Hospital
Medical Center of Akron)	5.000%	11/15/32	2,000	2,203
Akron OH Bath & Copley Joint Township
Hospital District Revenue (Children's Hospital
Medical Center of Akron)	5.000%	11/15/42	1,000	1,082
Akron OH Income Tax Revenue (Community
Learning Centers)	5.000%	12/1/13 (Prere.)	6,300	6,671
Akron OH Income Tax Revenue (Community
Learning Centers)	5.000%	12/1/28	4,000	4,761
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.250%	9/1/27	4,000	4,590
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	6/1/38	9,625	10,394
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	5/1/42	3,200	3,486
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) VRDO	0.170%	9/4/12 LOC	6,800	6,800
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) VRDO	0.180%	9/4/12 LOC	1,800	1,800
American Municipal Power Ohio Inc. Revenue
(Electricity Purchase)	5.000%	2/1/13	3,000	3,053
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/24	2,000	2,397
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/31	5,500	6,307
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/37	2,500	2,802
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/42	8,000	8,925
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.000%	2/15/23	4,000	4,583
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.000%	2/15/24	1,215	1,382
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.000%	2/15/38	17,375	18,748
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.750%	2/15/39 (12)	4,500	5,159
Bowling Green State University Ohio Student
Housing Revenue (CFP I LLC - State
University Project)	5.750%	6/1/31	2,000	2,147
Bowling Green State University Ohio Student
Housing Revenue (CFP I LLC - State
University Project)	6.000%	6/1/45	2,000	2,146
Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	6.000%	6/1/42	2,750	2,298
Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	5.875%	6/1/47	5,760	4,654

Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	6.500%	6/1/47	2,500	2,214
Butler County OH GO	5.250%	12/1/12 (Prere.)	1,655	1,692
Butler County OH GO	5.250%	12/1/12 (Prere.)	1,570	1,605
Butler County OH Hospital Facilities Revenue
(Cincinnati Children's Hospital Medical Center
Project)	5.000%	5/15/31 (14)	5,000	5,134
Butler County OH Hospital Facilities Revenue
(Kettering Health Network)	6.375%	4/1/36	1,250	1,507
Butler County OH Hospital Facilities Revenue
(Kettering Health Network)	5.625%	4/1/41	2,000	2,248
Butler County OH Hospital Facilities Revenue
(UC Health)	5.250%	11/1/29	2,500	2,698
Butler County OH Hospital Facilities Revenue
(UC Health)	5.500%	11/1/40	4,160	4,518
Butler County OH Waterworks Revenue	5.250%	12/1/21 (2)	4,000	4,446
Canal Winchester OH Local School District GO	5.000%	6/1/15 (Prere.)	3,420	3,849
Canal Winchester OH Local School District GO	5.000%	6/1/15 (Prere.)	3,030	3,410
Central OH Solid Waste Authority Revenue	5.000%	12/1/18	1,500	1,841
Central OH Solid Waste Authority Revenue	5.000%	12/1/19	1,310	1,621
Cincinnati OH City School District COP	5.000%	12/15/23 (4)	1,620	1,860
Cincinnati OH City School District COP	5.000%	12/15/32 (4)	2,000	2,281
Cincinnati OH City School District GO	5.250%	6/1/27	5,550	6,536
Cincinnati OH City School District GO	5.250%	12/1/28 (14)	4,000	5,309
Cincinnati OH City School District GO	5.250%	12/1/30 (14)	3,705	4,926
Cincinnati OH City School District GO	5.250%	12/1/31 (14)	3,000	3,982
Cincinnati OH Economic Development Revenue
(Baldwin 300 Project)	4.875%	11/1/38	7,870	8,456
Cincinnati OH GO	5.000%	12/1/24	1,090	1,295
Cincinnati OH GO	5.000%	12/1/26	2,605	3,065
Cincinnati OH Water System Revenue	5.000%	12/1/31	1,585	1,883
Cincinnati OH Water System Revenue	5.000%	12/1/31	1,000	1,193
Cincinnati OH Water System Revenue	5.000%	12/1/32	1,000	1,187
Cincinnati OH Water System Revenue	5.000%	12/1/36	3,025	3,502
Cincinnati OH Water System Revenue	5.000%	12/1/37	2,000	2,317
Cleveland OH GO	5.000%	10/1/21 (2)	2,920	3,246
Cleveland OH GO	5.500%	10/1/22 (2)	3,870	4,833
Cleveland OH Income Tax Revenue	5.000%	10/1/29 (12)	7,180	7,936
Cleveland OH Public Power System Revenue	5.000%	11/15/28 (14)	1,250	1,374
Cleveland OH Public Power System Revenue	0.000%	11/15/33 (14)	6,895	2,601
Cleveland OH Water Works Revenue	5.500%	1/1/21 (14)	9,635	12,152
1 Cleveland OH Water Works Revenue TOB
VRDO	0.200%	9/7/12	4,155	4,155
Cleveland State University Ohio General
Receipts Revenue	5.250%	6/1/14 (Prere.)	2,825	3,068
Cleveland State University Ohio General
Receipts Revenue	5.000%	6/1/25	2,000	2,364
Cleveland State University Ohio General
Receipts Revenue	5.000%	6/1/26	2,000	2,347
Cleveland State University Ohio General
Receipts Revenue	5.000%	6/1/27	2,000	2,328
Cleveland State University Ohio General
Receipts Revenue	5.000%	6/1/30 (14)	3,000	3,255
Cleveland-Cuyahoga County OH Port Authority
Revenue (Cleveland Museum of Art Project)	5.000%	10/1/18	6,000	7,261
Cleveland-Cuyahoga County OH Port Authority
Revenue (Cleveland Museum of Art Project)	5.000%	10/1/19	6,000	7,348

Columbus OH City School District GO	4.500%	12/1/29	3,000	3,298
Columbus OH City School District School
Facilities Construction & Improvement GO	5.000%	12/1/22	1,545	1,820
Columbus OH GO	5.000%	9/1/16	4,225	4,973
Columbus OH GO	5.000%	6/1/19	8,000	9,920
Columbus OH GO	5.000%	7/1/24	1,000	1,259
2 Columbus OH GO	5.000%	2/15/25	1,800	2,257
Columbus OH GO	5.000%	7/1/25	1,400	1,750
3 Columbus OH GO	5.000%	8/15/26	2,000	2,506
Columbus OH GO	5.000%	7/1/27	2,000	2,430
Columbus OH Sewer Revenue	5.000%	6/1/28	4,005	4,614
Cuyahoga County OH Economic Development
Revenue (Med Mart/Convention Center
Project)	5.000%	12/1/19	7,000	8,485
Cuyahoga County OH Economic Development
Revenue (Med Mart/Convention Center
Project)	5.000%	12/1/24	4,000	4,693
Cuyahoga County OH Revenue (Cleveland
Clinic Health System Obligated Group) VRDO	0.180%	9/4/12	1,200	1,200
Erie County OH Hospital Facilities Revenue
(Firelands Regional Medical Center)	5.250%	8/15/46	9,080	9,363
Fairfield County OH Hospital Facilities Revenue
(Lancaster-Fairfield Community Hospital)	5.375%	6/15/15 (14)	3,000	3,182
Franklin County OH GO	5.000%	12/1/31	6,885	7,944
Franklin County OH Health Care Facilities
Improvement Revenue (Ohio Presbyterian
Retirement Services Project)	5.625%	7/1/26	2,750	3,028
Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.)	5.000%	11/15/36	3,640	4,012
Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.) VRDO	0.160%	9/7/12	800	800
Franklin County OH Hospital Improvement
Revenue (Nationwide Children's Hospital
Project)	4.750%	11/1/28	1,500	1,627
Franklin County OH Hospital Improvement
Revenue (Nationwide Children's Hospital
Project)	5.000%	11/1/34	1,500	1,644
Franklin County OH Hospital Improvement
Revenue (Nationwide Children's Hospital
Project)	5.000%	11/1/42	3,500	3,882
Franklin County OH Hospital Revenue
(Nationwide Children's Hospital Project)
VRDO	0.150%	9/7/12	500	500
Franklin County OH Revenue (Trinity Health
Credit Group)	5.000%	6/1/19	4,035	4,405
Franklin County OH Revenue (Trinity Health
Credit Group)	5.000%	6/1/21	4,465	4,875
Gallia County OH Local School District GO	5.000%	12/1/30 (4)	5,000	5,328
Gallia County OH Local School District GO	5.000%	12/1/33 (4)	3,500	3,707
Greene County OH Hospital Facilities Revenue
(Kettering Health Network Obligated Group
Project)	5.375%	4/1/34	2,500	2,711
Greene County OH Hospital Facilities Revenue
(Kettering Health Network Obligated Group
Project)	5.500%	4/1/39	2,500	2,718
Greene County OH Sewer System Revenue	5.000%	12/1/23 (4)	4,695	5,246

Hamilton County OH Convention Center
Facilities Authority Revenue	5.250%	12/1/20 (14)	1,185	1,271
Hamilton County OH Convention Center
Facilities Authority Revenue	5.250%	12/1/21 (14)	1,245	1,333
Hamilton County OH Convention Center
Facilities Authority Revenue	5.250%	12/1/23 (14)	1,380	1,486
Hamilton County OH Convention Center
Facilities Authority Revenue	5.250%	12/1/24 (14)	185	199
Hamilton County OH Economic Development
Revenue (King Highland Community Urban
Redevelopment Corp. - University of
Cincinnati Lessee Project)	5.250%	6/1/28 (14)	7,290	7,892
Hamilton County OH Health Care Facilities
Revenue (Christ Hospital Project)	5.250%	6/1/32	3,000	3,290
Hamilton County OH Hospital Facilities Revenue
(Cincinnati Children's Hospital)	5.500%	5/15/19 (14)	2,865	2,998
Hamilton County OH Hospital Facilities Revenue
(Cincinnati Children's Hospital)	5.500%	5/15/20 (14)	3,020	3,156
Hamilton County OH Sales Tax Revenue	5.000%	12/1/26 (2)	5,000	5,478
Hamilton County OH Sales Tax Revenue	5.000%	12/1/32 (4)	9,700	10,500
Hamilton County OH Sales Tax Revenue	5.000%	12/1/32	5,000	5,584
Hamilton County OH Sewer System Revenue	5.000%	12/1/31 (14)	5,300	5,948
Hamilton OH City School District GO	5.000%	12/1/28 (4)	5,000	5,426
Hamilton OH City School District GO	5.000%	12/1/34 (4)	2,250	2,409
Hilliard OH School District GO	5.000%	12/1/27 (14)	2,895	3,203
Huron County OH Hospital Facilities
Improvement Revenue (Fisher-Titus Medical
Center)	5.250%	12/1/37	3,000	3,151
Kent State University OH Revenue	5.000%	5/1/37	4,060	4,595
Kent State University OH Revenue	5.000%	5/1/42	6,750	7,609
Kent State University OH Revenue VRDO	0.230%	9/7/12 LOC	2,300	2,300
Lorain County OH Community College District
General Revenue	5.000%	12/1/41	4,520	5,085
Lorain County OH GO	5.500%	12/1/12 (Prere.)	1,500	1,520
Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	4/1/15 (4)	5,200	5,718
Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	4/1/33 (4)	4,000	4,294
1 Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) TOB VRDO	0.170%	9/7/12	1,900	1,900
1 Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) TOB VRDO	0.300%	9/7/12	4,995	4,995
Lucas County OH GO	5.000%	10/1/40	1,500	1,628
Lucas County OH Hospital Revenue	5.000%	11/15/38	5,000	5,343
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.000%	11/15/26	2,000	2,306
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.250%	11/15/27	2,000	2,333
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.250%	11/15/28	4,000	4,670
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	6.500%	11/15/37	2,000	2,494
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	6.000%	11/15/41	2,000	2,415
Mad River OH Local School District GO	5.750%	12/1/12 (Prere.)	1,195	1,212
Marysville OH Exempt Village School District
COP	5.250%	6/1/15 (Prere.)	2,035	2,308

Marysville OH Exempt Village School District
COP	5.250%	6/1/15 (Prere.)	2,140	2,427
Marysville OH Exempt Village School District
COP	5.250%	6/1/15 (Prere.)	2,095	2,376
Marysville OH Wastewater Treatment System
Revenue	5.000%	12/1/31 (10)	2,720	2,892
Mason OH City School District School
Improvement GO	5.000%	12/1/35	1,000	1,139
Medina OH School District COP	5.250%	12/1/37 (12)	7,210	7,889
Miami University of Ohio General Receipts
Revenue	5.250%	12/1/13 (Prere.)	2,000	2,124
Miami University of Ohio General Receipts
Revenue	5.000%	9/1/31	2,000	2,360
Miami University of Ohio General Receipts
Revenue	5.000%	9/1/36	2,000	2,302
Middleburg Heights OH Hospital Revenue
(Southwest General)	5.125%	8/1/31	1,250	1,357
Middleburg Heights OH Hospital Revenue
(Southwest General)	5.250%	8/1/41	1,000	1,092
Middletown OH City School District GO	5.000%	12/1/23 (4)	5,345	5,941
Montgomery County OH Revenue (Catholic
Health Initiatives)	5.000%	5/1/30	7,630	7,894
Montgomery County OH Revenue (Catholic
Health Initiatives)	5.000%	5/1/39	5,000	5,375
Montgomery County OH Revenue (Catholic
Health Initiatives)	5.000%	10/1/41 (4)	5,000	5,313
1 Montgomery County OH Revenue (Catholic
Health Initiatives) TOB VRDO	0.240%	9/7/12	1,000	1,000
Montgomery County OH Revenue (Miami Valley
Hospital)	5.750%	11/15/23	1,000	1,220
Montgomery County OH Revenue (Miami Valley
Hospital) VRDO	0.180%	9/4/12	4,500	4,500
Montgomery County OH Revenue (Miami Valley
Hospital) VRDO	0.180%	9/4/12	2,800	2,800
Ohio Air Quality Development Authority Pollution
Control Revenue (FirstEnergy Generation
Corp. Project)	5.625%	6/1/18	7,000	8,125
Ohio Air Quality Development Authority Pollution
Control Revenue (FirstEnergy Generation
Corp. Project) PUT	5.875%	6/1/16	6,000	6,754
Ohio Air Quality Development Authority Pollution
Control Revenue (FirstEnergy Nuclear
Generation Corp. Project) VRDO	0.210%	9/4/12 LOC	1,100	1,100
Ohio Air Quality Development Authority
Revenue (Columbus Southern Power Co.
Project)	5.800%	12/1/38	2,000	2,283
Ohio Air Quality Development Authority
Revenue (Columbus Southern Power Co.
Project) PUT	3.875%	6/1/14	3,000	3,097
Ohio Air Quality Development Authority
Revenue (FirstEnergy Generation Corp.
Project)	5.700%	8/1/20	6,000	6,978
1 Ohio Air Quality Development Authority
Revenue (FirstEnergy Generation Corp.
Project) TOB VRDO	0.170%	9/7/12	4,995	4,995
Ohio Air Quality Development Authority
Revenue (Ohio Power Co. Project) PUT	3.250%	6/2/14	7,000	7,176

Ohio Building Authority Revenue (Administration
Building Fund)	5.000%	10/1/18	1,750	2,124
Ohio Building Authority Revenue (Administration
Building Fund)	5.000%	10/1/23	2,000	2,341
Ohio Building Authority Revenue (Highway
Safety Building)	5.000%	10/1/17	1,040	1,246
Ohio Building Authority Revenue (Highway
Safety Building)	5.000%	10/1/20	1,265	1,559
Ohio Common Schools GO	5.000%	6/15/14 (Prere.)	8,000	8,668
Ohio Common Schools GO	5.000%	9/15/21	1,920	2,406
Ohio Conservation Projects GO	5.000%	9/1/19	3,880	4,784
Ohio GO	5.500%	11/1/14	4,185	4,642
Ohio GO	5.000%	9/15/15	3,695	4,197
Ohio GO	5.000%	9/15/17	3,435	4,137
Ohio GO	5.000%	9/15/18	7,000	8,573
Ohio GO	5.000%	9/15/19	5,000	6,180
Ohio GO	5.500%	9/15/19	4,150	5,258
Ohio GO	5.000%	8/1/20	2,870	3,564
Ohio GO	5.000%	9/15/22	5,000	6,317
Ohio GO	5.000%	8/1/24	2,000	2,579
Ohio GO	5.000%	2/1/30	4,000	4,721
Ohio GO	5.000%	4/1/30	1,770	2,084
Ohio GO	5.000%	2/1/31	4,500	5,288
Ohio GO	5.000%	4/1/31	1,230	1,444
Ohio GO VRDO	0.160%	9/7/12	1,200	1,200
Ohio Higher Education GO	5.000%	8/1/21	8,000	10,009
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project)	5.250%	12/1/26 (14)	3,520	4,577
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project)	5.000%	12/1/27 (2)	2,115	2,205
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group)	5.125%	1/1/28	5,000	5,535
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group)	5.250%	1/1/29	5,000	5,553
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group)	5.000%	1/1/38	5,000	5,610
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group)	5.500%	1/1/43	1,460	1,608
Ohio Higher Educational Facility Commission
Revenue (Denison University Project)	5.000%	11/1/26	1,815	2,035
Ohio Higher Educational Facility Commission
Revenue (Denison University Project)	5.000%	11/1/32	1,000	1,150
Ohio Higher Educational Facility Commission
Revenue (Kenyon College Project)	5.000%	7/1/41	4,500	4,707
Ohio Higher Educational Facility Commission
Revenue (Kenyon College Project)	5.000%	7/1/44	3,500	3,758
Ohio Higher Educational Facility Commission
Revenue (Oberlin College Project)	5.000%	10/1/33	5,000	5,194
Ohio Higher Educational Facility Commission
Revenue (University of Dayton Project)	5.500%	12/1/24	2,135	2,472

Ohio Higher Educational Facility Commission
Revenue (University of Dayton Project)	5.375%	12/1/30	1,000	1,139
Ohio Higher Educational Facility Commission
Revenue (University of Dayton Project)	5.625%	12/1/41	2,000	2,307
Ohio Higher Educational Facility Commission
Revenue (Xavier University Project)	5.750%	5/1/28	5,000	5,708
Ohio Hospital Facilities Revenue (Cleveland
Clinic Health System)	5.000%	1/1/25	1,000	1,152
Ohio Hospital Facilities Revenue (Cleveland
Clinic Health System)	5.000%	1/1/32	2,500	2,807
Ohio Hospital Facilities Revenue (Summa
Health System)	5.750%	11/15/35	1,500	1,698
Ohio Hospital Facilities Revenue (Summa
Health System)	5.750%	11/15/40	6,500	7,279
Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group)	5.500%	1/1/39	6,500	7,283
1 Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group) TOB VRDO	0.190%	9/4/12	8,460	8,460
Ohio Hospital Revenue (University Hospitals
Health System Inc.)	6.750%	1/15/15 (Prere.)	5,000	5,745
Ohio Hospital Revenue (University Hospitals
Health System Inc.)	5.000%	1/15/41	5,000	5,375
Ohio Hospital Revenue (University Hospitals
Health System Inc.)	5.250%	1/15/46	14,800	15,480
Ohio Hospital Revenue (University Hospitals
Health System Inc.) PUT	3.750%	1/15/13	2,500	2,530
Ohio Housing Finance Agency Residential
Mortgage Revenue	5.250%	9/1/28	1,180	1,236
Ohio Housing Finance Agency Residential
Mortgage Revenue	6.200%	9/1/33	3,730	3,918
Ohio Housing Finance Agency Single Family
Mortgage Revenue	4.000%	11/1/25	785	845
Ohio Infrastructure Improvement GO	5.000%	8/1/16	9,570	11,181
Ohio Infrastructure Improvement GO	5.000%	8/1/21	900	1,126
Ohio Infrastructure Improvement GO VRDO	0.160%	9/7/12	1,000	1,000
Ohio State University General Receipts
Revenue	5.250%	6/1/13 (Prere.)	545	566
Ohio State University General Receipts
Revenue	5.250%	6/1/13 (Prere.)	2,455	2,548
Ohio State University General Receipts
Revenue	5.000%	12/1/16	5,365	6,325
Ohio State University General Receipts
Revenue	5.000%	12/1/17	5,000	6,038
Ohio State University General Receipts
Revenue	5.000%	12/1/19	1,600	1,941
Ohio State University General Receipts
Revenue	5.000%	12/1/26	2,500	3,000
Ohio State University General Receipts
Revenue	5.000%	12/1/28	610	718
Ohio State University General Receipts
Revenue	5.000%	12/1/42	1,450	1,636
Ohio Turnpike Commission Turnpike Revenue	5.500%	2/15/24 (14)	5,000	6,394
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/26	3,000	3,485
Ohio Turnpike Commission Turnpike Revenue	5.250%	2/15/27	2,000	2,570
Ohio Water Development Authority Drinking
Water Assistance Fund Revenue	4.000%	6/1/16	3,000	3,389

Ohio Water Development Authority Fresh Water
Revenue	5.000%	12/1/19	2,115	2,645
Ohio Water Development Authority Fresh Water
Revenue	5.500%	6/1/23	1,225	1,638
Ohio Water Development Authority Fresh Water
Revenue	5.500%	12/1/23	1,115	1,502
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	6/1/14 (Prere.)	1,940	2,098
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	6/1/14 (Prere.)	520	562
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	6/1/19	1,695	2,097
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.250%	6/1/20	3,180	4,035
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.500%	6/1/21	5,135	6,692
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.500%	6/1/22	1,505	1,985
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.500%	6/1/23	2,155	2,881
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	12/1/29	5,000	5,849
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	6/1/30	1,000	1,166
Olentangy OH Local School District GO	5.500%	12/1/16 (4)	30	30
Olentangy OH Local School District GO	5.000%	12/1/30 (4)	3,765	4,224
Olentangy OH Local School District School
Facilities Construction & Improvement GO	5.250%	6/1/14 (Prere.)	1,400	1,520
Olentangy OH Local School District School
Facilities Construction & Improvement GO	5.500%	6/1/14 (Prere.)	2,750	2,997
Richland County OH GO	5.400%	12/1/15 (2)	1,120	1,125
Rocky River OH City School District GO	5.375%	12/1/17	1,930	2,159
Ross County OH Hospital Facilities Revenue
(Adena Health System)	5.750%	12/1/35	9,300	10,371
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.500%	2/15/28	6,500	6,974
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.750%	2/15/38	1,800	1,945
South-Western City OH School District GO	5.000%	12/1/36	1,700	1,941
Sugarcreek OH Local School District GO	5.250%	12/1/13 (Prere.)	1,215	1,291
Tallmadge OH City School District GO	5.000%	12/1/28 (4)	3,030	3,308
Teays Valley OH Local School District GO	5.000%	12/1/27 (14)	3,040	3,368
Toledo OH City School District GO	5.000%	12/1/22	2,015	2,445
Toledo OH City School District GO	5.000%	12/1/23	1,085	1,296
Tri Valley OH Local School District GO	5.500%	12/1/16 (14)	1,255	1,419
Tri Valley OH Local School District GO	5.500%	12/1/19 (14)	1,785	2,131
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/26 (4)	6,980	8,016
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/29 (4)	2,000	2,260
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/33 (4)	2,000	2,176
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/20	1,000	1,225
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/21	1,000	1,231

University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/25	500	596
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/26	500	593
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/28 (14)	5,000	5,502
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/29	1,000	1,192
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/30	1,890	2,241
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/31	1,000	1,185
University of Toledo Ohio General Receipts
Revenue	5.000%	6/1/19	2,805	3,304
University of Toledo Ohio General Receipts
Revenue	5.000%	6/1/29	1,000	1,122
Woodridge OH School District GO	6.800%	12/1/14 (2)	960	1,011
Wright State University Ohio General Revenue	5.000%	5/1/26	1,000	1,143
Wright State University Ohio General Revenue	5.000%	5/1/31	3,000	3,370
				976,431
Puerto Rico (1.4%)
Puerto Rico GO	5.500%	7/1/20 (14)	1,600	1,778
Puerto Rico GO	5.500%	7/1/29	1,500	1,687
Puerto Rico GO	5.000%	7/1/34	740	743
Puerto Rico Highway & Transportation Authority
Revenue	5.500%	7/1/14 (Prere.)	3,400	3,715
Puerto Rico Municipal Finance Agency GO	5.250%	8/1/20 (4)	2,500	2,507
Puerto Rico Public Finance Corp. Revenue	6.000%	8/1/26 (ETM)	305	438
Puerto Rico Sales Tax Financing Corp. Revenue	6.500%	8/1/44	2,500	2,981
				13,849
Virgin Islands (0.2%)
Virgin Islands Public Finance Authority Revenue	5.250%	10/1/17	2,000	2,148

Total Tax-Exempt Municipal Bonds (Cost $918,543)				992,428
Other Assets and Liabilities-Net (0.5%)				5,061
Net Assets (100%)				997,489

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2012, the aggregate value of these securities was $25,505,000, representing 2.6% of net assets.
2 Securities with a value of $88,000 have been segregated as initial margin for open futures contracts.
3 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of August 31, 2012.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.

Ohio Long-Term Tax-Exempt Fund

PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corporation.
(13) Berkshire Hathaway Assurance Corporation.
(14) National Public Finance Guarantee Corporation.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Ohio Long-Term Tax-Exempt Fund

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of August 31, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	992,428	—
Futures Contracts—Liabilities[1]	(1)	—	—
Total	(1)	992,428	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At August 31, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
10-Year U.S. Treasury Note	December 2012	(30)	(4,012)	(1)
Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At August 31, 2012, the cost of investment securities for tax purposes was $920,582,000. Net unrealized appreciation of investment securities for tax purposes was $71,846,000, consisting of unrealized gains of $71,862,000 on securities that had risen in value since their purchase and $16,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD OHIO TAX FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: October 17, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD OHIO TAX FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: October 17, 2012

VANGUARD OHIO TAX FREE FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: October 17, 2012

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.